OUR PEOPLE (Tables)	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Summary of Geographical Distribution of Staff
Our monthly average staff numbers by geographical distribution were as follows:

	2025	2024	2023
North America	20,384	22,474	23,562
United Kingdom	11,052	11,816	12,457
Western Continental Europe	21,053	22,533	23,580
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	50,788	54,458	55,133
	103,277	111,281	114,732

Summary of Reportable Segment Distribution of Staff
Their reportable segment distribution was as follows:

	2025	2024[1]	2023
Global Integrated Agencies	90,084	95,792	97,838
Public Relations	5,789	7,742	8,377
Specialist Agencies	7,404	7,747	8,517
	103,277	111,281	114,732
Note
[1]2024 balances have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies, Specialist Agencies and Public Relations

Summary of Staff Costs
Staff costs[1] include:

	2025	2024	2023
	£m	£m	£m
Wages and salaries	5,165	5,622	5,879
Cash-based incentive plans	106	242	233
Share-based incentive plans (note 21)	73	109	140
Social security costs	656	692	715
Pension costs (note 22)	208	215	213
Severance	141	61	78
Other staff costs	734	820	879
	7,083	7,761	8,137
Note
[1]Additional staff costs of £13 million (2024: £137 million, 2023: £71 million) are included within Restructuring and transformation costs disclosed in note 3

Summary of Compensation for Key Management Personnel	Compensation for key management personnel includes:

	2025	2024	2023
	£m	£m	£m
Short-term employee benefits	21	27	28
Pensions and other post-retirement benefits	1	1	1
Share-based payments	13	19	30
	35	47	59